Business Acquisition of China Management Software Institute - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2013
Business Acquisition [Line Items]
Business acquisition, total consideration	$ 6,035
China Management Software Institute [Member]
Business Acquisition [Line Items]
Business acquisition, date	Sep. 01, 2012
Business acquisition, equity interest	100.00%
Business acquisition, total consideration	18,000
Business acquisition, present value of consideration	17,455
Business acquisition, cash paid	13,406
Discounted unpaid portion	$ 4,650